Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of due to related parties
	December 31, 2018	December 31, 2017
Mr. Hengfang Li (1)	$561,313	$375,697

(1)	Mr. Hengfang Li is the Chief Executive Officer (“CEO”) and major shareholder of the Company. Mr. Li periodically provides working capital loans to support the Company’s operations when needed.

Schedule of the balances resulting from normal course of business with related parties
	December 31, 2018	December 31, 2017
Accounts receivable
- Reto International Trading (2)	$450,473	$-
Advance to supplier
- Shexian Ruibo (3)	$947,557	$-
Accounts payable
- Q Green Techcon Private Limited (4)	$557,584	$-

(2)	Reto International Trading Co. Ltd. (“Reto International Trading”) is a related party due to the sole shareholder of Reto International Trading is a greater than 5% shareholder of RETO.

(3)	Shexian Ruibo is a related party because the majority shareholder of Shexian Ruibo was a greater than 5% shareholder of RETO in 2018.

(4)	Q Green Techcon Private Limited is the minority Shareholder of REIT India and holds 49% of REIT India’s equity.

Schedule of sales and purchase with related parties

	For the years ended December 31,
	2018	2017	2016
Sales to related parties
Zhongrong Honghe Eco Construction Materials Co., Ltd (1)	$567,812	$-	$-
Changjiang Zhongrong Hengde Environmental Protection Co., Ltd. (2)	233,559	-	-
Reto International Trading Co. Ltd.	1,139,440	-	-
Total	$1,940,811	$-	$-
Purchase from a relate party
Shexian Ruibo Environmental Science and Technology Co., Ltd.	5,843,564	-	-
Total	$5,843,564	$-	$-

(1)	Zhongrong Honghe Eco Construction Materials Co., Ltd. is an entity controlled by the CEO’s wife.

(2)	Changjiang Zhongrong Hengde Environmental Protection Co., Ltd. is an entity controlled by the CEO’s wife.